Description of Plan - Additional Information (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
Employer matching contribution, percent of compensation	6.00%
Employer matching contribution percentage	50.00%
Automatic deferral percentage of compensation	3.00%
Additional aggregate discretionary matching contribution awarded	$ 52,991,053
Minimum notes receivable from participants	500
Maximum notes receivable from participants	$ 50,000
Percentage of notes receivable from participants	50.00%
Employee benefit plan note receivable from participant basis spread on variable rate	2.00%
Minimum
EBP, Description of Plan [Line Items]
Percentage of pretax annual compensation participants may contribute each year	1.00%
Maximum
EBP, Description of Plan [Line Items]
Percentage of pretax annual compensation participants may contribute each year	60.00%